                     CLASS A, CLASS B AND CLASS C SHARES OF

                            AIM EUROLAND GROWTH FUND
                              AIM JAPAN GROWTH FUND
                             AIM MID CAP EQUITY FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                        Supplement dated August 1, 2001
          to the Statement of Additional Information dated May 1, 2001 as supplemented June 14, 2001 and July 6, 2001



This supplement supercedes and replaces in its entirety the supplement dated July 6, 2001.

The following information replaces in its entirety the last bullet point appearing under the heading "REDUCTIONS IN INITIAL SALES CHARGES" - "PURCHASES AT NET ASSET VALUE" on page 47 of the Statement of Additional Information:

         "o Participants in select brokerage programs for defined contribution plans and rollover IRAs (including rollover IRAs which accept annual IRA contributions) who purchase shares through an electronic brokerage platform offered by entities with which AIM Distributors has entered into a written agreement."


In addition to contingent deferred sales charge ("CDSC") waivers for Class C shares listed on page 48 under the section, "CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS," effective July 13, 2001, the CDSC on redemptions of Class C shares of the funds will be waived in the following circumstances where such redemptions are in connection with employee terminations or withdrawals:

             o a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code.

             o a 457 plan, even if more than one beneficiary or participant is involved.


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                     CLASS A, CLASS B AND CLASS C SHARES OF

                              AIM BASIC VALUE FUND
                            AIM SMALL CAP GROWTH FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                         Supplement dated August 1, 2001
          to the Statement of Additional Information dated May 1, 2001, as supplemented May 4, 2001, June 13, 2001 and July 6, 2001

The following information replaces in its entirety the last bullet point appearing under the heading REDUCTIONS IN INITIAL SALES CHARGES' - "PURCHASES AT NET ASSET VALUE" on page 40 of the Statement of Additional Information:

          o "Participants in select brokerage programs for defined contribution plans and rollover IRAs (including rollover IRAs which accept annual IRA contributions) who purchase shares through an electronic brokerage platform offered by entities with which AIM Distributors has entered into a written agreement."